PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Index Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 3.6%
10,835  Health Care Select
Sector SPDR Fund
$ 1,582,018
1.0
80,895
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
3,929,143
2.6
Total Exchange-Traded
Funds
(Cost $5,578,386)
5,511,161
3.6
MUTUAL FUNDS: 96.3%
Affiliated Investment Companies: 96.3%
178,813  Voya U.S. Bond Index
Portfolio - Class I
1,625,408
1.0
857,467  Voya VACS Index
Series Emerging
Markets Portfolio
10,083,811
6.5
3,118,324  Voya VACS Index
Series I Portfolio
37,045,685
24.0
970,276  Voya VACS Index
Series MC Portfolio
11,604,506
7.5
6,021,573  Voya VACS Index
Series S Portfolio
84,000,948
54.3
425,698  Voya VACS Index
Series SC Portfolio
4,571,999
3.0
Total Mutual Funds
(Cost $132,733,195)
148,932,357
96.3
Total Long-Term
Investments
(Cost $138,311,581)
154,443,518
99.9
Total Investments in
Securities
(Cost $138,311,581) $ 154,443,518 99.9
Assets in Excess of
Other Liabilities 174,276 0.1
Net Assets $ 154,617,794 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Index Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 5,511,161 $ — $ — $ 5,511,161
Mutual Funds 148,932,357 — — 148,932,357
Total Investments, at fair value $ 154,443,518 $ — $ — $ 154,443,518
Other Financial Instruments+
Futures 25,154 — — 25,154
Total Assets $ 154,468,672 $ — $ — $ 154,468,672
Liabilities Table
Other Financial Instruments+
Futures $ (12,625) $ — $ — $ (12,625)
Total Liabilities $ (12,625) $ — $ — $ (12,625)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Short Duration Bond Fund -
Class R6
$ 726,051 $ 35,828 $ (761,096) $ (783) $ — $ 5,174 $ 3,219 $ —
Voya U.S. Bond Index Portfolio -
Class I
1,600,905 495,034 (493,229) 22,698 1,625,408 16,042 7,887 —
Voya VACS Index Series Emerging
Markets Portfolio
9,434,548 828,444 (504,293) 325,112 10,083,811 — 67,575 —
Voya VACS Index Series I Portfolio
35,755,773 3,091,778 (3,983,503) 2,181,637 37,045,685 — 788,784 —
Voya VACS Index Series MC
Portfolio
9,721,436 2,489,793 (146,850) (459,873) 11,604,506 — 33,949 —
Voya VACS Index Series S
Portfolio
78,416,319 10,719,639 (934,141) (4,200,869) 84,000,948 — 416,339 —
Voya VACS Index Series SC
Portfolio
5,157,340 621,938 (600,687) (606,592) 4,571,999 — 125,057 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
4,259,710 29,209 (417,854) 58,078 3,929,143 52,302 (8,343) —
$ 145,072,082 $ 18,311,663 $ (7,841,653) $ (2,680,592) $ 152,861,500 $ 73,518 $ 1,434,467 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Index Solution 2065 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 7 06/20/25 $ 709,485 $ (11,896)
U.S. Treasury 5-Year Note 37 06/30/25 4,001,781 25,154

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Index Solution 2065 Portfolio
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
$ 4,711,266 $ 13,258
Short Contracts:
3-month SOFR (16) 09/16/25 $ (3,836,800) $ (729)
U.S. Treasury 2-Year Note (4) 06/30/25 (828,687) —
$ (4,665,487) $ (729)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 16,229,499
Gross Unrealized Depreciation (97,562)
Net Unrealized Appreciation $ 16,131,937